Quarterly Holdings Report
for
Fidelity Managed Retirement 2035 Fund℠
October 31, 2024
R99-NPRT1-1224
1.9907112.101
Bond Funds - 47.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	30,205	294,500
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	142,137	1,090,188
Fidelity Series Corporate Bond Fund (a)	71,353	665,007
Fidelity Series Emerging Markets Debt Fund (a)	9,053	72,335
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,955	17,967
Fidelity Series Floating Rate High Income Fund (a)	1,456	13,092
Fidelity Series Government Bond Index Fund (a)	114,076	1,042,651
Fidelity Series High Income Fund (a)	8,169	70,739
Fidelity Series International Developed Markets Bond Index Fund (a)	60,276	528,015
Fidelity Series Investment Grade Bond Fund (a)	100,389	1,004,894
Fidelity Series Investment Grade Securitized Fund (a)	71,953	639,662
Fidelity Series Long-Term Treasury Bond Index Fund (a)	110,506	613,307
Fidelity Series Real Estate Income Fund (a)	1,290	12,955
Fidelity Series Treasury Bill Index Fund (a)	1,720	17,093
TOTAL BOND FUNDS (Cost $6,035,313)		6,082,405

Domestic Equity Funds - 26.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	42,715	783,386
Fidelity Series Commodity Strategy Fund (a)	342	29,812
Fidelity Series Large Cap Growth Index Fund (a)	21,397	507,971
Fidelity Series Large Cap Stock Fund (a)	20,257	466,915
Fidelity Series Large Cap Value Index Fund (a)	57,651	977,181
Fidelity Series Small Cap Core Fund (a)	20,837	253,379
Fidelity Series Small Cap Opportunities Fund (a)	7,299	108,612
Fidelity Series Value Discovery Fund (a)	21,015	345,482
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,122,570)		3,472,738

International Equity Funds - 26.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	13,701	221,825
Fidelity Series Emerging Markets Fund (a)	25,777	241,786
Fidelity Series Emerging Markets Opportunities Fund (a)	49,941	967,857
Fidelity Series International Growth Fund (a)	28,255	521,030
Fidelity Series International Index Fund (a)	15,808	198,866
Fidelity Series International Small Cap Fund (a)	10,432	186,113
Fidelity Series International Value Fund (a)	40,572	522,567
Fidelity Series Overseas Fund (a)	36,934	519,292
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,169,117)		3,379,336

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a) (Cost $514)	51	512

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $7,181)	4.91	7,181	7,181

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,334,695)	12,942,172
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,589)
NET ASSETS - 100.0%	12,938,583

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	151,078	178,808	36,292	1,594	7	899	294,500
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	875,831	399,936	169,899	8,430	569	(16,249)	1,090,188
Fidelity Series Blue Chip Growth Fund	645,031	318,178	155,886	63,121	(6,077)	(17,860)	783,386
Fidelity Series Canada Fund	168,151	81,747	33,252	-	286	4,893	221,825
Fidelity Series Commodity Strategy Fund	88,718	17,502	74,129	2,603	(3,118)	840	29,813
Fidelity Series Corporate Bond Fund	552,224	237,306	120,864	7,098	128	(3,787)	665,007
Fidelity Series Emerging Markets Debt Fund	57,627	25,365	11,087	666	22	408	72,335
Fidelity Series Emerging Markets Debt Local Currency Fund	14,481	6,269	2,924	-	34	107	17,967
Fidelity Series Emerging Markets Fund	188,962	86,694	38,481	-	(351)	4,962	241,786
Fidelity Series Emerging Markets Opportunities Fund	756,794	342,093	154,361	-	(1,523)	24,853	967,856
Fidelity Series Floating Rate High Income Fund	10,415	4,936	2,282	277	(2)	25	13,092
Fidelity Series Government Bond Index Fund	855,288	384,336	185,599	8,380	198	(11,572)	1,042,651
Fidelity Series Government Money Market Fund	1,853	5,694	366	31	-	-	7,181
Fidelity Series High Income Fund	56,549	24,377	11,082	1,031	59	836	70,739
Fidelity Series International Developed Markets Bond Index Fund	414,329	192,300	81,129	1,988	569	1,946	528,015
Fidelity Series International Growth Fund	421,626	185,718	82,783	-	(421)	(3,110)	521,030
Fidelity Series International Index Fund	158,723	74,915	31,258	-	(345)	(3,169)	198,866
Fidelity Series International Small Cap Fund	157,931	64,769	33,303	-	(202)	(3,082)	186,113
Fidelity Series International Value Fund	419,174	192,694	80,091	-	(1,050)	(8,160)	522,567
Fidelity Series Investment Grade Bond Fund	834,301	363,904	182,802	10,185	252	(10,761)	1,004,894
Fidelity Series Investment Grade Securitized Fund	539,726	229,077	119,875	6,577	354	(9,620)	639,662
Fidelity Series Large Cap Growth Index Fund	414,329	170,842	100,075	-	(864)	23,739	507,971
Fidelity Series Large Cap Stock Fund	375,814	175,606	84,418	21,077	(567)	480	466,915
Fidelity Series Large Cap Value Index Fund	772,793	345,604	166,671	-	1,220	24,235	977,181
Fidelity Series Long-Term Treasury Bond Index Fund	506,073	224,346	100,198	4,987	578	(17,492)	613,307
Fidelity Series Overseas Fund	418,946	195,816	81,033	-	(767)	(13,670)	519,292
Fidelity Series Real Estate Income Fund	10,357	4,517	2,099	180	17	163	12,955
Fidelity Series Short-Term Credit Fund	9	873	367	3	(1)	(2)	512
Fidelity Series Small Cap Core Fund	185,667	107,736	36,076	-	(258)	(3,690)	253,379
Fidelity Series Small Cap Opportunities Fund	114,579	47,914	44,143	9,386	(683)	(9,055)	108,612
Fidelity Series Treasury Bill Index Fund	4,341	13,864	1,108	85	-	(4)	17,093
Fidelity Series Value Discovery Fund	270,625	125,116	56,759	-	411	6,089	345,482
	10,442,345	4,828,852	2,280,692	147,699	(11,525)	(36,808)	12,942,172

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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